Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	MFS SERIES TRUST VI
Central Index Key	0000863032
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
MFS ® Global Equity Fund | A
Prospectus:
Trading Symbol	MWEFX
MFS ® Global Equity Fund | R4
Prospectus:
Trading Symbol	MWELX
MFS ® Global Equity Fund | B
Prospectus:
Trading Symbol	MWEBX
MFS ® Global Equity Fund | C
Prospectus:
Trading Symbol	MWECX
MFS ® Global Equity Fund | I
Prospectus:
Trading Symbol	MWEIX
MFS ® Global Equity Fund | R1
Prospectus:
Trading Symbol	MWEGX
MFS ® Global Equity Fund | R2
Prospectus:
Trading Symbol	MEQRX
MFS ® Global Equity Fund | R3
Prospectus:
Trading Symbol	MWEHX
MFS ® Global Equity Fund | R6
Prospectus:
Trading Symbol	MWEMX
MFS ® Global Total Return Fund | A
Prospectus:
Trading Symbol	MFWTX
MFS ® Global Total Return Fund | R4
Prospectus:
Trading Symbol	MFWJX
MFS ® Global Total Return Fund | B
Prospectus:
Trading Symbol	MFWBX
MFS ® Global Total Return Fund | C
Prospectus:
Trading Symbol	MFWCX
MFS ® Global Total Return Fund | I
Prospectus:
Trading Symbol	MFWIX
MFS ® Global Total Return Fund | R1
Prospectus:
Trading Symbol	MFWGX
MFS ® Global Total Return Fund | R2
Prospectus:
Trading Symbol	MGBRX
MFS ® Global Total Return Fund | R3
Prospectus:
Trading Symbol	MFWHX
MFS ® Global Total Return Fund | R6
Prospectus:
Trading Symbol	MFWLX
MFS ® Utilities Fund | A
Prospectus:
Trading Symbol	MMUFX
MFS ® Utilities Fund | R4
Prospectus:
Trading Symbol	MMUJX
MFS ® Utilities Fund | B
Prospectus:
Trading Symbol	MMUBX
MFS ® Utilities Fund | C
Prospectus:
Trading Symbol	MMUCX
MFS ® Utilities Fund | I
Prospectus:
Trading Symbol	MMUIX
MFS ® Utilities Fund | R1
Prospectus:
Trading Symbol	MMUGX
MFS ® Utilities Fund | R2
Prospectus:
Trading Symbol	MURRX
MFS ® Utilities Fund | R3
Prospectus:
Trading Symbol	MMUHX
MFS ® Utilities Fund | R6
Prospectus:
Trading Symbol	MMUKX